Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 103,360	$ 0
Prepaid expenses	3,188	0
Total current assets	106,548	0
Intangible asset, net	6,467	6,803
Total assets	113,015	6,803
Current liabilities:
Accrued expenses	17,012	0
Due to shareholders	500	5,500
Total liabilities	17,512	5,500
Shareholders' equity:
Preferred stock; no par value; 100,000,000 shares authorized; no shares outstanding at December 31, 2011 or 2010	0	0
Common stock; $.00001 par value; 3,000,000,000 shares authorized; 745,761,432 and 734,513,814 shares issued and outstanding at December 31, 2011 and 2010, respectively	7,458	7,345
Additional paid in capital	285,573	(314)
Deficit accumulated during the development stage	(197,528)	(5,728)
Total shareholders' equity	95,503	1,303
Total liabilities and shareholders' equity	$ 113,015	$ 6,803